Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net) (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)
Gains of disposal of tangible assets	$ 57	$ 6	$ 16
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	$ 57	$ 6	$ 16